REVENUE (Tables)	12 Months Ended
Aug. 31, 2020
REVENUE
Schedule of Revenue

	For the year ended August 31,
	2018	2019	2020
	RMB	RMB	RMB
Tuition income from education programs	1,254,390	1,689,952	2,210,159
Tuition income from complementary training institutes	85,098	123,895	137,083
Meal income	187,307	225,665	251,572
Boarding income	72,357	118,723	262,145
Commission income	50,236	138,587	142,856
Consulting service income	18,987	124,072	160,469
Other revenues	53,191	145,703	206,025
Less: sales tax	2,695	3,592	3,806
Total	1,718,871	2,563,005	3,366,503

Schedule of Contract balances

	As of August 31,
	2019	2020
	RMB	RMB
Account receivable	21,528	19,271
Contract liabilities - Current	1,529,137	1,544,184
Non-current contract liabilities	—	1,772
Refund liabilities	20,259	70,711